UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor
         New York, NY  10022

13F File Number:  28-4490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Chief Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     Joseph Mastoloni     New York, NY     February 13, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     993115

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name

1    28-4490                       Vontobel Asset Management, Inc.

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                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
Alliancebernstein Holding LP   UNIT LTD PARTN   01818G106     3845    47815 SH        SOLE                   47815
Altria Group Inc               COM              02209S103    19700   229532 SH        SOLE                  229532
Ambac Finl Group Inc	       COM              023139108     6645    74611 SH        SOLE                   74611
America Movil SA DE CV         SPON ADR L SHS   02364W105    77790  1720220 SH        SOLE                 1720220
American Express Co.           COM              025816109     1300    21450 SH        SOLE                   21450
American Intl Group Inc.       COM              026874107    48210   672791 SH        SOLE                  672791
Bank of America Corp	       COM              060505104     9370   175527 SH	      SOLE	            175527
Banco Bradesco SA              SP ADR PFD NEW   059460303    20505   508200 SH        SOLE                  508200
Banco Itau Hldg. Financiera S  SP ADR 500 PFD   059602201    52630  1455810 SH        SOLE                 1455810
Banco Santander Chile New      SP ADR REP COM   05965X109     9520   197700 SH        SOLE                  197700
Berkshire Hathaway Inc. Del    CL A             084670108    41245      375 SH        SOLE                     375
Berkshire Hathaway Inc. Del    CL B             084670207    15740     4293 SH        SOLE                    4293
Block H&R Inc		       COM		093671105     9840   427087 SH        SOLE		    427087
British American Tobacco PLC   SPONSORED ADR    110448107    16770   295995 SH        SOLE                  295995
Cadbury Schweppes PLC          SPON ADR         127209302    23715   552394 SH        SOLE                  552394
Cincinnati Finl Corp.          COM              172062101     6645   146634 SH        SOLE                  146634
Coca Cola Co.                  COM              191216100    16530   342605 SH        SOLE                  342605
Coca Cola Femsa SA DE CV       SPON ADR REP L   191241108    28350   746100 SH        SOLE                  746100
Corus Bankshares Inc           COM       	220873103     1445    62580 SH	      SOLE		     62580
Costco Whsl Corp New	       COM		22160K105     1235    23310 SH        SOLE                   23310
Diageo PLC                     Spon ADR New     25243Q205    15195   191565 SH        SOLE                  191565
Entercom Communications        CL. A            293639100     8220   291604 SH        SOLE                  291604
Federal Home Loan Mortgage     COM              313400301    46305   681975 SH        SOLE                  681975
Federal National Mortgage Ass. COM              313586109    15905   267821 SH        SOLE                  267821
Fifth Third Bancorp            COM              316773100    19060   460651 SH        SOLE                  460651
Fomento Economico Mexicano S   SPON ADR UNITS   344419106    32125   277500 SH        SOLE                  277500
Gannett Inc                    COM              364730101    11495   190141 SH        SOLE                  190141
General Electric Co	       COM		369604103     2305    61910 SH        SOLE                   61910
General Mills Inc.             COM              370334104    13590   235932 SH        SOLE                  235932
HDFC Bank LTD.                 ADR REPS 3 SHS   40415F101    85930  1138425 SH        SOLE                 1138425
ICICI Bank Ltd                 ADR              45104G104    59595  1456300 SH        SOLE                 1456300
Imperial Tobacco Group PLC     SPONSORED ADR    453142101      360     4560 SH        SOLE                    4560
Johnson & Johnson              COM              478160104    23705   359026 SH        SOLE                  359026
Legg Mason Inc		       COM		524901105     1835    19305 SH        SOLE                   19305
Liz Claiborne Inc              COM              539320101    10260   236072 SH        SOLE                  236072
Markel Corp                    COM              570535104      965     2008 SH        SOLE                    2008
Millea Holdings Inc            ADR              60032R106      910    25285 SH        SOLE                   25285
Mohawk Industries Inc.         COM              608190104     9270   123800 SH        SOLE                  123800
Netease Com Inc                SPONSORED ADR    64110W102    26685  1427709 SH        SOLE                 1427709
Novartis AG                    SPONSORED ADR    66987V109    40010   696596 SH        SOLE                  696596
Pepsico Inc.                   COM              713448108     1160    18500 SH        SOLE                   18500
Procter & Gamble Co            COM              742718109    18075   281233 SH        SOLE                  281233
Progressive Corp Ohio	       COM		743315103     1000    41340 SH        SOLE                   41340
Reynolds American Inc          COM              761713106     2715    41470 SH        SOLE                   41470
Saga Communications            CL. A            786598102     8720   907505 SH        SOLE                  907505
Signet Group PLC               SP ADR REP 30S   82668L872     9685   412110 SH        SOLE                  412110
SPDR TR                        UNIT SER 1       78462F103      120      835 SH        SOLE                     835
Taiwan Semiconductor MFG LTD   SPONSORED ADR    874039100    24880  2276391 SH        SOLE                 2276391
Tesco Corp                     COM              88157K101      845    35534 SH        SOLE                   35534
Tiffany & Co New               COM              886547108    13025   331963 SH        SOLE                  331963
TJX Companies Inc.             COM              872539101    11715   410800 SH        SOLE                  410800
Total SA		       SPONSORED ADR    89151E109     1015    14114 SH        SOLE                   14114
Toyota Motor Corp              SP ADR REP 2 COM 891331307     1710    12743 SH        SOLE                   12743
UBS AG                         SHS NEW          H8920M955      375     6240 SH        SOLE                    6240
Wachovia Corp 2nd New          COM              929903102    14970   262853 SH        SOLE                  262853
Wal Mart Stores Inc            COM              931142103    23700   513242 SH        SOLE                  513242
Walgreen Co                    COM              931422109     1770    38535 SH        SOLE                   38535
Wells Fargo & Co. Del.         COM              949740104    22880   643423 SH        SOLE                  643423
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